Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2024	$ 29
2025	48
2026	141
2027	318
2028 and thereafter	7,591
Tax Loss And Tax Credits, Total	8,127
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2024	29
2025	46
2026	131
2027	286
2028 and thereafter	5,839
Tax Loss And Tax Credits, Total	6,331
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2024	0
2025	2
2026	10
2027	32
2028 and thereafter	1,752
Tax Loss And Tax Credits, Total	$ 1,796